CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Previously reported	Retroactive application of reverse recapitalization	Common Class A	Class B common stock	Preferred Stock	Preferred Stock Previously reported	Preferred Stock Retroactive application of reverse recapitalization	Common Stock	Common Stock Previously reported	Common Stock Retroactive application of reverse recapitalization	Common Stock Common Class A	Common Stock Common Class A Previously reported	Common Stock Common Class A Retroactive application of reverse recapitalization	Common Stock Class B common stock	Common Stock Class B common stock Previously reported	Common Stock Class B common stock Retroactive application of reverse recapitalization	Additional Paid-In Capital	Additional Paid-In Capital Previously reported	Additional Paid-In Capital Retroactive application of reverse recapitalization	Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income Previously reported	Accumulated Other Comprehensive Income Retroactive application of reverse recapitalization	Retained Earnings	Retained Earnings Previously reported	Retained Earnings Retroactive application of reverse recapitalization
Beginning balance (shares) at Dec. 31, 2018						0	162,596	(162,596)	0	229,214	(229,214)	72,331	0	72,331	18,977	0	18,977
Beginning balance at Dec. 31, 2018	$ 65,146	$ 65,146	$ 0			$ 0	$ 8	$ (8)	$ 0	$ 11	$ (11)	$ 8	$ 0	$ 8	$ 2	$ 0	$ 2	$ 59,120	$ 59,111	$ 9	$ (81)	$ (81)	$ 0	$ 6,097	$ 6,097	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	13,614			$ 10,819	$ 2,795																			13,614
Exercise of stock options (shares)												1,362
Exercise of stock options	754																	754
Stock-based compensation	6,796																	6,796
Repurchase and retirement of common stock (shares)												(2,230)
Repurchase and retirement of common stock	(6,176)																							(6,176)
Other comprehensive (loss) income	179																				179
Ending balance (shares) at Dec. 31, 2019						0	162,596	(162,596)	0	225,490	(225,490)	71,463	0	71,463	18,977	0	18,977
Ending balance at Dec. 31, 2019	80,313	80,313	0			$ 0	$ 8	$ (8)	$ 0	$ 11	$ (11)	$ 8	$ 0	$ 8	$ 2	$ 0	$ 2	66,670	66,661	9	98	98	0	13,535	13,535	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	12,807			10,191	2,616																			12,807
Exercise of stock options (shares)												3,801
Exercise of stock options	992																	992
Stock-based compensation	4,124																	4,124
Repurchase and retirement of common stock (shares)												(843)
Repurchase and retirement of common stock	(2,540)																							(2,540)
Other comprehensive (loss) income	383																				383
Ending balance (shares) at Dec. 31, 2020						0	162,596	(162,596)	0	238,186	(238,186)	74,421	0	74,421	18,977	0	18,977
Ending balance at Dec. 31, 2020	96,079	$ 96,079	$ 0			$ 0	$ 8	$ (8)	$ 0	$ 12	$ (12)	$ 8	$ 0	$ 8	$ 2	$ 0	$ 2	71,786	$ 71,776	$ 10	481	$ 481	$ 0	23,802	$ 23,802	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	10,737			$ 9,182	$ 1,555																			10,737
Business Combination and PIPE Financing (shares)												32,969
Business Combination and PIPE Financing	$ 189,215											$ 3			$ (2,847)			189,212
Exercise of stock options (shares)	2,676											2,676
Exercise of stock options	$ 2,412																	2,412
Stock-based compensation	5,112																	5,112
Other comprehensive (loss) income	(88)																				(88)
Ending balance (shares) at Dec. 31, 2021						0			0			110,066			16,130
Ending balance at Dec. 31, 2021	$ 303,467					$ 0			$ 0			$ 11			$ 2			$ 268,522			$ 393			$ 34,539